Consolidated Statements of Cash Flows - USD ($) $ in Thousands	1 Months Ended	11 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 15, 2020	Dec. 31, 2019
CASH FLOWS PROVIDED BY OPERATING ACTIVITIES
Net Income	$ 5,348	$ 635	$ 2,970
Adjustments to reconcile net income to net cash (used in) provided by - operating activities
Provision for bad debts		133	87
Depreciation and amortization	348	1,062	825
Deferred income taxes	(370)
Share-based compensation	818
Forfeited franchise deposits		(693)	(825)
Gain on extinguishment of debt	(791)
Gain on sale of franchise/corporate-owned store			(184)
Gain on change in value of warrant liability	(5,597)
Changes in operating assets and liabilities, net of acquisitions
Accounts receivable	(339)	6	(128)
Inventory	(8)	(10)	(127)
Other assets	(552)	121	(191)
Accounts payable - trade	(275)	751	(380)
Accrued expenses and gift card liability	284	218	(155)
Deferred franchise fees	253	51	376
Other liabilities	(57)	422	260
NET CASH (USED IN) PROVIDED BY OPERATING ACTIVITIES	(938)	2,696	2,528
NET CASH (USED IN) PROVIDED BY INVESTING ACTIVITIES
Purchase of restaurant from franchisee		(385)
Deposit on sale		907
Proceeds from deposit on potential sale of franchise/corporate owned store			938
Purchase of property and equipment	(265)	(3,244)	(2,437)
Acquisition of net assets, net of cash acquired	(27,210)
Advances to related companies	(74)	(7,863)	(10,601)
Repayments from related companies		11,205	11,575
NET CASH (USED IN) PROVIDED BY INVESTING ACTIVITIES	(27,549)	620	(525)
NET CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds on revolving line of credit		2,987	2,317
Payments on revolving line of credit		(2,290)
Note payable proceeds		2,406
Payments on notes payable		(39)	(86)
Members' distributions		(6,007)	(4,663)
Members' contributions			594
NET CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES		(2,943)	(1,838)
NET (DECREASE) INCREASE IN CASH AND CASH EQUIVALENTS	(28,487)	373	165
CASH AND CASH EQUIVALENTS, beginning of period	2,790	2,417	2,252
CASH AND CASH EQUIVALENTS, beginning of period	68,870
CASH AND CASH EQUIVALENTS, end of period	$ 40,383	$ 2,790	$ 2,417